Statement of Changes in Net Assets Available for Benefits—Modified Cash Basis - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 6,690,294
Net appreciation in fair value of investments	25,235,805
Total investment gain	31,926,099
Contributions:
Employee contributions	13,107,383
Employer contributions	7,810,927
Rollover contributions	5,204,285
Total contributions	26,122,595
Total additions	58,048,694
Deductions
Withdrawals and benefits paid directly to participants	24,436,084
Administrative expenses paid by participants	266,647
Total deductions	24,702,731
Increase in net assets available for benefits per the financial statements	33,345,963
Beginning of year	248,755,184
End of year	$ 282,101,147